Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Pharmaceuticals Portfolio
November 30, 2024
PHR-NPRT3-0125
1.810707.120
Common Stocks - 96.6%
	Shares	Value ($)
BELGIUM - 6.6%
Health Care - 6.6%
Biotechnology - 0.0%
Galapagos NV ADR (b)	36,900	1,019,916
Health Care Equipment & Supplies - 0.8%
Ion Beam Applications	422,400	6,231,342
Nyxoah SA (b)(c)	298,200	2,420,143
Nyxoah SA (United States) (b)(c)	253,706	2,094,343
		10,745,828
Pharmaceuticals - 5.8%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(d)(e)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(d)(e)	10	0
Financiere de Tubize SA (b)(c)	79,300	11,547,678
UCB SA	361,600	70,826,091
		82,373,769
TOTAL BELGIUM		94,139,513
CANADA - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Xenon Pharmaceuticals Inc (b)	270,200	11,518,626
DENMARK - 16.2%
Health Care - 16.2%
Biotechnology - 0.3%
Ascendis Pharma A/S ADR (b)	36,100	4,912,488
Pharmaceuticals - 15.9%
Novo Nordisk A/S Class B ADR	2,118,600	226,266,480
TOTAL DENMARK		231,178,968
GERMANY - 2.2%
Health Care - 2.2%
Biotechnology - 1.2%
BioNTech SE ADR (b)	140,453	16,628,231
Pharmaceuticals - 1.0%
Merck KGaA	98,800	14,784,017
TOTAL GERMANY		31,412,248
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Prothena Corp PLC (b)	75,800	1,228,717
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Merus NV (b)	117,400	5,264,216
SWITZERLAND - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Galderma Group AG (b)	92,240	9,449,640
UNITED KINGDOM - 9.2%
Health Care - 9.2%
Pharmaceuticals - 9.2%
Astrazeneca PLC ADR	1,942,000	131,318,040
UNITED STATES - 60.4%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (b)(e)	66	0
Health Care - 60.4%
Biotechnology - 15.8%
Arcus Biosciences Inc (b)(c)	760,000	11,734,400
ArriVent Biopharma Inc	128,700	3,855,852
Avidity Biosciences Inc (b)(c)	560,200	24,105,406
Beam Therapeutics Inc (b)	148,200	4,056,234
Blueprint Medicines Corp (b)	57,900	5,580,402
Disc Medicine Inc (b)	102,900	6,529,005
Dyne Therapeutics Inc (b)	515,400	15,776,394
Generation Bio CO (b)	269,289	409,319
Gilead Sciences Inc	628,900	58,223,562
Intellia Therapeutics Inc (b)(c)	172,900	2,700,698
Leap Therapeutics Inc warrants 1/31/2026 (b)	60,600	24
Legend Biotech Corp ADR (b)(c)	1,193,000	50,189,510
Moderna Inc (b)	303,500	13,068,710
PTC Therapeutics Inc (b)	242,800	10,654,064
Sarepta Therapeutics Inc (b)	71,000	9,467,140
Spyre Therapeutics Inc (b)	106,942	3,040,361
Summit Therapeutics Inc (e)	264,317	4,879,292
		224,270,373
Health Care Equipment & Supplies - 0.7%
Pulmonx Corp (b)	1,482,029	9,559,087
Pharmaceuticals - 43.9%
Arvinas Inc (b)	26,300	702,736
Axsome Therapeutics Inc (b)	49,500	4,861,890
Bristol-Myers Squibb Co	585,200	34,655,544
Catalent Inc (b)	89,100	5,444,901
Edgewise Therapeutics Inc (b)	83,600	2,758,800
Elanco Animal Health Inc (b)	2,275,600	30,060,676
Eli Lilly & Co	442,261	351,752,286
GSK PLC ADR	2,023,560	69,064,103
Harmony Biosciences Holdings Inc (b)	130,677	4,530,572
Merck & Co Inc	679,636	69,078,203
Ocular Therapeutix Inc (b)(c)	427,500	4,227,975
Royalty Pharma PLC Class A	1,064,500	28,379,570
Zoetis Inc Class A	104,400	18,296,100
		623,813,356
TOTAL HEALTH CARE		857,642,816

TOTAL UNITED STATES		857,642,816
TOTAL COMMON STOCKS (Cost $1,010,255,410)		1,373,152,784

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Evozyne Inc 6% 9/13/2028 pay-in-kind (d)(e) (Cost $935,567)	935,567	1,032,866

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
AgomAb Therapeutics SA Series C (b)(d)(e)	7,729	1,901,667
AgomAb Therapeutics SA Series D (d)(e)	7,649	1,936,302

TOTAL BELGIUM		3,837,969
UNITED STATES - 0.6%
Financials - 0.2%
Financial Services - 0.2%
Paragon Biosciences Emalex Capital Inc Series C (b)(d)(e)	158,879	1,979,632
Paragon Biosciences Emalex Capital Inc Series D1 (b)(d)(e)	14,400	180,000
Paragon Biosciences Emalex Capital Inc Series D2 (b)(d)(e)	22,477	267,701
		2,427,333
Health Care - 0.3%
Biotechnology - 0.1%
Castle Creek Biosciences Inc Series C (b)(d)(e)	200	49,384
Castle Creek Biosciences Inc Series D1 (b)(d)(e)	6,308	1,399,304
Castle Creek Biosciences Inc Series D2 (b)(d)(e)	85	16,847
		1,465,535
Pharmaceuticals - 0.2%
Metsera Inc Series B (d)(e)	654,813	3,300,259
Information Technology - 0.1%
Software - 0.1%
Evozyne Inc Series A (b)(d)(e)	5,900	98,058
Evozyne Inc Series B (b)(d)(e)	56,643	959,532
		1,057,590
TOTAL UNITED STATES		8,250,717
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,480,806)		12,088,686

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.64	30,339,691	30,345,759
Fidelity Securities Lending Cash Central Fund (f)(g)	4.64	15,831,451	15,833,034
TOTAL MONEY MARKET FUNDS (Cost $46,178,793)			46,178,793

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,068,850,576)	1,432,453,129
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(9,507,188)
NET ASSETS - 100.0%	1,422,945,941

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,000,844 or 1.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgomAb Therapeutics SA Series C	10/03/23	1,687,596

AgomAb Therapeutics SA Series D	10/22/24	1,979,796

AgomAb Therapeutics SA warrants 10/10/2033	10/03/23	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/24	0

Castle Creek Biosciences Inc Series C	12/09/19	82,370

Castle Creek Biosciences Inc Series D1	4/19/22	1,356,409

Castle Creek Biosciences Inc Series D2	6/28/21	14,700

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/23 - 9/30/24	935,567

Evozyne Inc Series A	4/09/21	132,573

Evozyne Inc Series B	9/14/23	877,400

MedAvail Holdings Inc	7/02/12	500,000

Metsera Inc Series B	11/12/24	3,300,258

Paragon Biosciences Emalex Capital Inc Series C	2/26/21	1,700,005

Paragon Biosciences Emalex Capital Inc Series D1	10/21/22	155,952

Paragon Biosciences Emalex Capital Inc Series D2	5/18/22	193,747

Summit Therapeutics Inc	9/12/24	5,999,996

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	14,130,101	499,244,503	483,029,003	709,845	158	-	30,345,759	0.1%
Fidelity Securities Lending Cash Central Fund	43,199,783	249,171,413	276,538,162	322,195	-	-	15,833,034	0.1%
Total	57,329,884	748,415,916	759,567,165	1,032,040	158	-	46,178,793

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.